PROPERTY, PLANT AND EQUIPMENT AND GOODWILL	6 Months Ended
Jun. 30, 2026
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT AND GOODWILL	PROPERTY, PLANT AND EQUIPMENT AND GOODWILL
As of June 30, 2026, the Company assessed the existence of any impairment indicator with respect to property, plant and equipment and goodwill across all its cash-generating units
("CGUs") and concluded that no such indicators were identified.
The Company performed sensitivity analysis to support its conclusion that no indicator of impairment was present for ArcelorMittal Kryvyi Rih ("AMKR") CGU taking into consideration the continued impact of the war in Ukraine and the related uncertainty affecting the operating environment. Scenario analysis was conducted to reflect updated assumptions regarding the timing of a return to pre-war conditions. The value-in-use calculation applied differentiated discount rates, incorporating a higher country risk premium through 2027 and reverting to a pre-war premium thereafter.